STOCKHOLDERS’ DEFICIT (Details Narrative 2) - USD ($)				1 Months Ended
	Jun. 11, 2024	Feb. 20, 2024	Dec. 13, 2023	Jan. 31, 2024	Mar. 03, 2025
Income Tax Disclosure [Abstract]
Shares, issued	263	29	23
Shares, issued average price per share	$ 48	$ 78	$ 360		$ 6
Subscription receivable	$ 11,975	$ 2,260	$ 8,822	$ 8,822